Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 17,233,000
Operating loss carryforwards expire	The net operating loss carryforwards will begin to expire in the year 2037 if not utilized prior to that date.
Tax rate description	Net operating losses generated after 2017 are limited to 80% of current years income and can be carried forward indefinitely.
Deferred tax assets valuation allowance increased	$ 1,206,000	$ 5,619,000
Deferred tax assets valuation allowance	$ 9,885,000	$ 8,679,000